Goodwill - Schedule Of Changes In Carrying Value Of Goodwill (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Balance at Beginning		$ 307,014
Acquisition and purchase accounting adjustments	[1]	770
Currency translation differences		170
Balance at Ending		307,954	$ 307,014
ESS Segment [Member]
Goodwill [Line Items]
Balance at Beginning		187,788
Acquisition and purchase accounting adjustments	[1]	770
Currency translation differences		170
Balance at Ending		188,728	187,788
PCS Segment [Member]
Goodwill [Line Items]
Balance at Beginning		119,226
Acquisition and purchase accounting adjustments	[1]	0
Currency translation differences		0
Balance at Ending		119,226	119,226
HMH Holding BV And Subsidiaries [Member]
Goodwill [Line Items]
Balance at Beginning		307,014	300,939	$ 287,848
Acquisition and purchase accounting adjustments	[2]		5,456
Acquisition and other				14,125
Currency translation differences			619	(1,034)
Balance at Ending			307,014	300,939
HMH Holding BV And Subsidiaries [Member] | ESS Segment [Member]
Goodwill [Line Items]
Balance at Beginning		187,788	183,585	184,619
Acquisition and purchase accounting adjustments	[2]		3,584
Acquisition and other				0
Currency translation differences			619	(1,034)
Balance at Ending			187,788	183,585
HMH Holding BV And Subsidiaries [Member] | PCS Segment [Member]
Goodwill [Line Items]
Balance at Beginning		$ 119,226	117,354	103,229
Acquisition and purchase accounting adjustments	[2]		1,872
Acquisition and other				14,125
Currency translation differences			0	0
Balance at Ending			$ 119,226	$ 117,354

[1]	ESS segment includes purchase price adjustment of $0.8 million, related to working capital measurement period adjustments for Deep Blue acquisition. See Note 2—“Business Combinations” for more information.
[2]	Goodwill associated with the 2024 Drillform acquisition was assigned to PCS segment and the 2025 Deep Blue acquisition was assigned to ESS segment. The PCS segment in 2025 includes purchase price adjustment of $1.9 million, net of deferred tax assets, related to remeasurement of warranty liabilities for the Drillform acquisition. See Note 2—“Business combinations” for more information.